BALANCE SHEETS (Parenthetical) - USD ($)	Sep. 30, 2023	Jun. 30, 2023
Convertible notes payable, net of discount	$ 56,197	$ 105,354
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	25,000,000	25,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	308,156,163	227,097,537
Common stock, shares outstanding	308,156,163	227,097,537
Series A Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	1,000,000	1,000,000
Preferred stock, shares outstanding	1,000,000	1,000,000
Series B Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	1,900,000	1,900,000
Preferred stock, shares issued	1,833,000	1,833,000
Preferred stock, shares outstanding	1,833,000	1,833,000
Series C Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	88,812	163,950
Preferred stock, shares outstanding	88,812	163,950